Income Tax (Details) - Schedule of Components of the Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of the Deferred Tax Assets [Abstract]
Tax loss carry forwards	$ 10,358,050	$ 4,348,685
Deferred tax assets	1,760,869	1,408,101
Valuation allowance	(1,760,869)	(1,408,101)
Total deferred tax assets, net